Allianz AGIC U.S. Managed Volatility Fund (Second Summary Prospectus) | Allianz AGIC U.S. Managed Volatility Fund
Allianz AGIC U.S. Managed Volatility Fund (the “Fund”)

ALLIANZ FUNDS

Supplement Dated December 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011 (as supplemented November 8, 2011)

Disclosure Related to
Allianz AGIC U.S. Managed Volatility Fund (the “Fund”)

Please retain this Supplement for future reference.

Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies. The Fund currently defines “U.S. companies” as those companies that (i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or (iii) maintain at least 50% of their assets in the U.S. The Fund expects to invest typically in companies with market capitalizations at or above the lowest market capitalization of companies represented in the Russell 1000 Index ($1.4 billion as of June 30, 2011). Effective December 1, 2011, the Fund changed its name from “Allianz AGIC Systematic Growth Fund” to “Allianz AGIC U.S. Managed Volatility Fund” in connection with a change in the Fund’s investment strategy.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. AGIC’s managed volatility strategy will allow the portfolio management team to emphasize stocks that exhibit a lower risk profile. Initially, the team builds a fully invested and diversified portfolio subject to sector, capitalization and security constraints with a primary goal of minimizing standard deviation of returns. The team uses a risk model, covariance matrix and optimization program to build the portfolio. The team then overlays its proprietary stock selection model to further enhance performance of the overall portfolio. With the additional input from the team’s stock selection model, the team then builds a portfolio of U.S. stocks. The final portfolio’s holdings reflect a careful consideration of both the volatility profile and risk-adjusted excess return potential of the individual holdings in addition to the portfolio overall.

The Fund may have a high portfolio turnover rate, which may be up to 100% or more.

In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.